Shareholder Report, Line Graph (Details) - USD ($)				12 Months Ended
	Dec. 27, 2018	Dec. 29, 2015	Dec. 30, 2014	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000148875
Account Value [Line Items]
Line Graph and Table Measure Name			Swan Defined Risk Emerging Markets Fund
Account Value			$ 9,452		$ 10,150	$ 9,405	$ 9,264	$ 10,672	$ 9,323	$ 9,829	$ 10,001	$ 9,735	$ 8,719	$ 9,537
C000148876
Account Value [Line Items]
Line Graph and Table Measure Name			Swan Defined Risk Emerging Markets Fund
Account Value			$ 10,000		10,014	9,348	9,278	10,762	9,474	10,062	10,313	10,116	9,127	10,060
C000148877
Account Value [Line Items]
Line Graph and Table Measure Name			Swan Defined Risk Emerging Markets Fund
Account Value			$ 10,000		10,994	10,157	9,982	11,470	9,993	10,504	10,661	10,359	9,251	10,100
C000161877
Account Value [Line Items]
Line Graph and Table Measure Name		Swan Defined Risk Foreign Fund
Account Value		$ 9,452			12,134	11,578	10,493	11,655	10,260	10,193	10,287	10,172	9,319
C000161878
Account Value [Line Items]
Line Graph and Table Measure Name		Swan Defined Risk Foreign Fund
Account Value		$ 10,000			12,036	11,575	10,570	11,827	10,503	10,510	10,691	10,651	9,820
C000161879
Account Value [Line Items]
Line Graph and Table Measure Name		Swan Defined Risk Foreign Fund
Account Value		$ 10,000			13,096	12,468	11,277	12,500	10,982	10,877	10,955	10,799	9,860
C000115777
Account Value [Line Items]
Line Graph and Table Measure Name				Swan Defined Risk Fund
Account Value				$ 9,452	14,012	12,587	11,602	12,570	10,524	10,673	10,498	10,054	9,509	9,576
C000115778
Account Value [Line Items]
Line Graph and Table Measure Name				Swan Defined Risk Fund
Account Value				$ 10,000	13,758	12,453	11,569	12,626	10,650	10,887	10,783	10,402	9,914	10,052
C000115779
Account Value [Line Items]
Line Graph and Table Measure Name				Swan Defined Risk Fund
Account Value				$ 10,000	15,173	13,604	12,520	13,541	11,307	11,439	11,219	10,723	10,117	10,157
C000205842
Account Value [Line Items]
Line Graph and Table Measure Name	Swan Defined Risk Growth Fund
Account Value	$ 9,452				16,589	14,265	12,933	14,449	11,386	10,756
C000205843
Account Value [Line Items]
Line Graph and Table Measure Name	Swan Defined Risk Growth Fund
Account Value	$ 10,000				17,015	14,743	13,476	15,152	12,032	11,380
C000205844
Account Value [Line Items]
Line Graph and Table Measure Name	Swan Defined Risk Growth Fund
Account Value	$ 10,000				17,777	15,247	13,785	15,359	12,073	11,380
C000161880
Account Value [Line Items]
Line Graph and Table Measure Name		Swan Defined Risk U.S. Small Cap Fund
Account Value		$ 9,452			13,422	12,943	12,458	14,742	11,064	11,301	11,747	10,950	9,716
C000161881
Account Value [Line Items]
Line Graph and Table Measure Name		Swan Defined Risk U.S. Small Cap Fund
Account Value		$ 10,000			13,337	12,947	12,568	14,985	11,324	11,655	12,207	11,474	10,250
C000161882
Account Value [Line Items]
Line Graph and Table Measure Name		Swan Defined Risk U.S. Small Cap Fund
Account Value		$ 10,000			14,497	13,937	13,391	15,801	11,825	12,056	12,498	11,625	10,280
MSCI EM (EMERGING MARKETS) Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EM (EMERGING MARKETS) Gross (USD)
Account Value			$ 10,000		14,831	13,128	12,843	17,124	12,114	12,495	12,297	11,325	9,120	10,330
MSCI EM (EMERGING MARKETS) Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EM (EMERGING MARKETS) Gross (USD)
Account Value			$ 10,000		14,831	13,128	12,843	17,124	12,114	12,495	12,297	11,325	9,120	10,330
MSCI EM (EMERGING MARKETS) Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EM (EMERGING MARKETS) Gross (USD)
Account Value			$ 10,000		14,831	13,128	12,843	17,124	12,114	12,495	12,297	11,325	9,120	10,330
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000			11,175	10,889	10,992	12,253	12,294	11,306	10,481	10,523	10,556
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000			11,175	10,889	10,992	12,253	12,294	11,306	10,481	10,523	10,556
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000			11,175	10,889	10,992	12,253	12,294	11,306	10,481	10,523	10,556
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Account Value				$ 10,000	11,430	11,137	11,243	12,533	12,575	11,564	10,720	10,763	10,797	10,186
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Account Value				$ 10,000	11,430	11,137	11,243	12,533	12,575	11,564	10,720	10,763	10,797	10,186
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Account Value				$ 10,000	11,430	11,137	11,243	12,533	12,575	11,564	10,720	10,763	10,797	10,186
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000				10,519	10,249	10,346	11,533	11,572	10,642
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000				10,519	10,249	10,346	11,533	11,572	10,642
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000				10,519	10,249	10,346	11,533	11,572	10,642
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000			11,175	10,889	10,992	12,253	12,294	11,306	10,481	10,523	10,556
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000			11,175	10,889	10,992	12,253	12,294	11,306	10,481	10,523	10,556
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000			11,175	10,889	10,992	12,253	12,294	11,306	10,481	10,523	10,556
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000		11,219	10,932	11,035	12,301	12,342	11,350	10,522	10,564	10,598	9,998
60% - MSCI Emerging Markets Index / 40% - Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			60% - MSCI Emerging Markets Index / 40% - Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000		13,660	12,540	12,385	15,346	12,454	12,184	11,668	11,097	9,748	10,208
60% - MSCI Emerging Markets Index / 40% - Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			60% - MSCI Emerging Markets Index / 40% - Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000		13,660	12,540	12,385	15,346	12,454	12,184	11,668	11,097	9,748	10,208
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000		11,219	10,932	11,035	12,301	12,342	11,350	10,522	10,564	10,598	9,998
60% - MSCI Emerging Markets Index / 40% - Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			60% - MSCI Emerging Markets Index / 40% - Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000		13,660	12,540	12,385	15,346	12,454	12,184	11,668	11,097	9,748	10,208
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000		11,219	10,932	11,035	12,301	12,342	11,350	10,522	10,564	10,598	9,998
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Net (USD)
Account Value		$ 10,000			16,814	15,063	13,363	16,584	12,219	12,836	12,672	11,813	9,807
60% - MSCI ACWI Ex USA Index USD / 40% - Bloomberg U.S. Aggregate Bond Index.
Account Value [Line Items]
Line Graph and Table Measure Name		60% - MSCI ACWI Ex USA Index USD / 40% - Bloomberg U.S. Aggregate Bond Index.
Account Value		$ 10,000			14,563	13,479	12,567	14,915	12,399	12,280	11,788	11,305	10,117
60% - MSCI ACWI Ex USA Index USD / 40% - Bloomberg U.S. Aggregate Bond Index.
Account Value [Line Items]
Line Graph and Table Measure Name		60% - MSCI ACWI Ex USA Index USD / 40% - Bloomberg U.S. Aggregate Bond Index.
Account Value		$ 10,000			14,563	13,479	12,567	14,915	12,399	12,280	11,788	11,305	10,117
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Net (USD)
Account Value		$ 10,000			16,814	15,063	13,363	16,584	12,219	12,836	12,672	11,813	9,807
60% - MSCI ACWI Ex USA Index USD / 40% - Bloomberg U.S. Aggregate Bond Index.
Account Value [Line Items]
Line Graph and Table Measure Name		60% - MSCI ACWI Ex USA Index USD / 40% - Bloomberg U.S. Aggregate Bond Index.
Account Value		$ 10,000			14,563	13,479	12,567	14,915	12,399	12,280	11,788	11,305	10,117
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Net (USD)
Account Value		$ 10,000			16,814	15,063	13,363	16,584	12,219	12,836	12,672	11,813	9,807
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value				$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
Account Value [Line Items]
Line Graph and Table Measure Name				60% - S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
Account Value				$ 10,000	22,354	19,367	17,410	19,397	15,768	14,522	13,218	12,200	11,058	10,528
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value				$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
Account Value [Line Items]
Line Graph and Table Measure Name				60% - S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
Account Value				$ 10,000	22,354	19,367	17,410	19,397	15,768	14,522	13,218	12,200	11,058	10,528
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value				$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
Account Value [Line Items]
Line Graph and Table Measure Name				60% - S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
Account Value				$ 10,000	22,354	19,367	17,410	19,397	15,768	14,522	13,218	12,200	11,058	$ 10,528
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 10,000				24,070	19,324	16,158	18,077	12,840	11,943
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index.
Account Value [Line Items]
Line Graph and Table Measure Name	60% - S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index / 40% - Bloomberg U.S. Aggregate Bond Index.
Account Value	$ 10,000				17,592	15,241	13,701	15,264	12,408	11,428
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index.
Account Value [Line Items]
Line Graph and Table Measure Name	60% - S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index / 40% - Bloomberg U.S. Aggregate Bond Index.
Account Value	$ 10,000				17,592	15,241	13,701	15,264	12,408	11,428
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 10,000				24,070	19,324	16,158	18,077	12,840	11,943
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index.
Account Value [Line Items]
Line Graph and Table Measure Name	60% - S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index / 40% - Bloomberg U.S. Aggregate Bond Index.
Account Value	$ 10,000				17,592	15,241	13,701	15,264	12,408	11,428
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 10,000				24,070	19,324	16,158	18,077	12,840	11,943
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Total Return
Account Value		$ 10,000			19,823	18,012	16,038	21,441	13,233	14,172	14,657	12,467	10,005
60% - Russell 2000 Total Return Index / 40% - Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		60% - Russell 2000 Total Return Index / 40% - Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000			16,458	15,326	14,274	17,690	13,186	13,132	12,899	11,708	10,244
60% - Russell 2000 Total Return Index / 40% - Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		60% - Russell 2000 Total Return Index / 40% - Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000			16,458	15,326	14,274	17,690	13,186	13,132	12,899	11,708	10,244
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Total Return
Account Value		$ 10,000			19,823	18,012	16,038	21,441	13,233	14,172	14,657	12,467	10,005
60% - Russell 2000 Total Return Index / 40% - Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		60% - Russell 2000 Total Return Index / 40% - Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000			16,458	15,326	14,274	17,690	13,186	13,132	12,899	11,708	10,244
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Total Return
Account Value		$ 10,000			$ 19,823	$ 18,012	$ 16,038	$ 21,441	$ 13,233	$ 14,172	$ 14,657	$ 12,467	$ 10,005